UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands		Total	Common Units	Accumulated Other Comprehensive Loss	Total Before Non-Controlling Interest	Non-Controlling Interest	Subordinated Units	General Partner
Beginning Balance at Dec. 31, 2014		$ 601,739	$ 490,824	$ (2,086)	$ 534,121	$ 67,618	$ 12,063	$ 33,320
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		112,562	73,194		104,952	7,610	25,566	6,192
Other comprehensive income (loss)		(9,289)		(9,289)	(9,289)
Cash distributions	[1]	(114,365)	(78,426)		(114,365)		(27,394)	(8,545)
Non-controlling interest dividend		(8,000)				(8,000)
Ending Balance at Sep. 30, 2015		582,647	485,592	(11,375)	515,419	67,228	10,235	30,967
Beginning Balance at Dec. 31, 2015		596,515	486,533	(9,725)	529,750	66,765	12,649	40,293
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		110,614	78,921		100,728	9,886	9,088	12,719
Other comprehensive income (loss)		3,156		3,156	3,156
Cash distributions	[1]	(114,594)	(87,396)		(114,594)		(18,422)	(8,776)
Non-controlling interest dividend		(9,161)				(9,161)
Common units acquired and cancelled		(495)	(495)		(495)
Conversion of subordinated units to common units(2)	[2]		3,315				(3,315)
Ending Balance at Sep. 30, 2016		$ 586,035	$ 480,878	$ (6,569)	$ 518,545	$ 67,490	$ 0	$ 44,236

[1]	This includes cash distributions to Incentive Distribution Rights (“IDRs”) holders for the nine months ended September 30, 2016 and 2015 of $6.5 million and $6.5 million, respectively.
[2]	Under the Partnership Agreement, the subordination period expired in May 2016 and as at June 30, 2016, all our subordinated units, which were 100% held by Golar, converted to common units.